Financial income and expense	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Financial income and expense	Financial income and expense
Financial income for six months

in CHF thousands, for the six months ended June 30	2026	2025
Interest income on financial assets held at amortized cost	214	922
Net foreign exchange gain	137	—
Total	351	922
Financial expense for six months

in CHF thousands, for the six months ended June 30	2026	2025
Net foreign exchange loss	—	(4,617)
Interest expense on leases	(13)	(9)
Other financial expenses	(9)	(7)
Total	(21)	(4,633)
Financial income for three months

in CHF thousands, for the three months ended June 30	2026	2025
Interest income on financial assets held at amortized cost	38	420
Net foreign exchange gain	3	—
Total	41	420

Financial expense for three months

in CHF thousands, for the three months ended June 30	2026	2025
Net foreign exchange loss	—	(3,494)
Interest expense on leases	(6)	(4)
Other financial expenses	(5)	(3)
Total	(11)	(3,501)

Exchange results primarily represent unrealized foreign exchange results on the cash and short-term time deposit balances held in USD.